UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number: 811-00750

Exact name of registrant as specified in charter:
Delaware Group Equity Funds II

Address of principal executive offices:
2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:
David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code: (800) 523-1918

Date of fiscal year end: November 30

Date of reporting period: May 31, 2008

Item 1. Reports to Stockholders

Table of contents

Disclosure of Fund expenses	1

Sector allocation and top 10 holdings	3

Statement of net assets	4

Statement of operations	8

Statements of changes in net assets	10

Financial highlights	12

Notes to financial statements	22

Other Fund information	30

About the organization	34

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management
Business Trust, which is a registered investment advisor.

© 2008 Delaware Distributors, L.P.

Disclosure of Fund expenses
For the period December 1, 2007 to May 31, 2008

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period December 1, 2007 to May 31, 2008.

Actual expenses

The first section of the table shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

Disclosure of Fund expenses

Delaware Value Fund
Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account	Account Value	Annualized	Paid During Period
	12/1/07	5/31/08	Expense Ratio	12/01/07 to 5/31/08*
Actual Fund return
Class A	$1,000.00	$916.20	1.00%	$4.79
Class B	1,000.00	912.60	1.75%	8.37
Class C	1,000.00	912.70	1.75%	8.37
Class R	1,000.00	914.90	1.25%	5.98
Institutional Class	1,000.00	917.20	0.75%	3.59
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,020.00	1.00%	$5.05
Class B	1,000.00	1,016.25	1.75%	8.82
Class C	1,000.00	1,016.25	1.75%	8.82
Class R	1,000.00	1,018.75	1.25%	6.31
Institutional Class	1,000.00	1,021.25	0.75%	3.79

*	“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by 183/366 (to reflect the one-half year period).

Sector allocation and top 10 holdings
Delaware Value Fund	As of May 31, 2008

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may also represent the investment manager’s internal sector classifications, which may result in the sector designations for one Fund being different than another Fund’s sector designations.

Sector	Percentage of net assets
Common Stock	98.95%
Consumer Discretionary	9.51%
Consumer Staples	12.84%
Energy	9.69%
Financials	18.11%
Health Care	18.34%
Industrials	6.14%
Information Technology	11.96%
Materials	3.25%
Telecommunications	6.26%
Utilities	2.85%
Repurchase Agreements	2.74%
Securities Lending Collateral	6.88%
Total Value of Securities	108.57%
Obligation to Return Securities Lending Collateral	(6.88%)
Liabilities Net of Receivables and Other Assets	(1.69%)
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Holdings	Percentage of net assets
Chevron	3.62%
ConocoPhillips	3.61%
Limited Brands	3.46%
Heinz (H.J.)	3.45%
Discover Financial Services	3.36%
Kraft Foods Class A	3.32%
Johnson & Johnson	3.26%
duPont (E.I.) deNemours	3.25%
Wyeth	3.25%
AT&T	3.22%

Statement of net assets
Delaware Value Fund	May 31, 2008 (Unaudited)

	Number of shares	Value
Common Stock – 98.95%
Consumer Discretionary – 9.51%
Gap	897,700	$16,383,025
*Limited Brands	968,900	18,777,282
Mattel	816,600	16,446,324
		51,606,631
Consumer Staples – 12.84%
*Heinz (H.J.)	374,500	18,691,295
Kimberly-Clark	252,600	16,115,880
Kraft Foods Class A	554,600	18,013,408
Safeway	528,800	16,852,856
		69,673,439
Energy – 9.69%
Chevron	198,000	19,631,700
ConocoPhillips	210,100	19,560,310
Marathon Oil	260,300	13,376,817
		52,568,827
Financials – 18.11%
Allstate	342,500	17,446,950
Discover Financial Services	1,062,250	18,217,588
Hartford Financial Services Group	205,000	14,569,350
*Lehman Brothers Holdings	343,000	12,625,830
Morgan Stanley	377,200	16,683,556
*Wachovia	430,400	10,243,520
*Washington Mutual	937,700	8,458,054
		98,244,848
Health Care – 18.34%
Abbott Laboratories	294,400	16,589,440
Baxter International	267,700	16,356,470
Bristol-Myers Squibb	739,900	16,862,321
Johnson & Johnson	265,300	17,706,122
Pfizer	741,300	14,351,568
Wyeth	396,700	17,641,249
		99,507,170
Industrials – 6.14%
Donnelley (R.R.) & Sons	516,500	16,956,695
Waste Management	430,300	16,321,279
		33,277,974

	Number of shares	Value
Common Stock (continued)
Information Technology – 11.96%
Intel	749,500	$17,373,410
International Business Machines	128,900	16,683,527
Motorola	1,696,500	15,828,345
Xerox	1,104,900	15,004,542
		64,889,824
Materials – 3.25%
duPont (E.I.) deNemours	368,400	17,650,044
		17,650,044
Telecommunications – 6.26%
AT&T	438,500	17,496,150
Verizon Communications	427,900	16,461,313
		33,957,463
Utilities – 2.85%
Progress Energy	361,900	15,474,844
		15,474,844
Total Common Stock (cost $542,964,399)		536,851,064

	Principal amount
Repurchase Agreements** – 2.74%
BNP Paribas 2.18%, dated 5/30/08, to be
repurchased on 6/2/08, repurchase price $11,758,136
(collateralized by U.S. Government obligations,
ranging in par value $128,000-$11,044,000,
4.00%-5.00%, 6/15/09-8/15/11; with total
market value $12,011,779)	$11,756,000	11,756,000
UBS Warburg 2.18%, dated 5/30/08, to be
repurchased on 6/2/08, repurchase price $3,130,569
(collateralized by U.S. Government obligations,
ranging in par value $390,000-$1,789,000,
4.50%-4.875%, 12/31/08-6/30/12; with total
market value $3,196,489)	3,130,000	3,130,000
Total Repurchase Agreements (cost $14,886,000)		14,886,000

Total Value of Securities Before Securities
Lending Collateral – 101.69% (cost $557,850,399)		551,737,064

Statement of net assets
Delaware Value Fund

	Number of shares	Value
Securities Lending Collateral***– 6.88%
Investment Companies
Mellon GSL DBT II Collateral Fund	37,341,440	$37,341,440
Total Securities Lending Collateral (cost $37,341,440)		37,341,440

Total Value of Securities – 108.57%
(cost $595,191,839)		589,078,504 ©
Obligations to Return Securities
Lending Collateral***– (6.88%)		(37,341,440)
Liabilities Net of Receivables and
Other Assets – (1.69%)		(9,193,525)
Net Assets Applicable to 47,540,313
Shares Outstanding – 100.00%		$542,543,539

Net Asset Value – Delaware Value Fund
Class A ($380,267,851 / 33,309,593 Shares)		$11.42
Net Asset Value – Delaware Value Fund
Class B ($6,356,631 / 559,619 Shares)		$11.36
Net Asset Value – Delaware Value Fund
Class C ($46,857,810 / 4,122,783 Shares)		$11.37
Net Asset Value – Delaware Value Fund
Class R ($2,087,164 / 183,053 Shares)		$11.40
Net Asset Value – Delaware Value Fund
Institutional Class ($106,974,083 / 9,365,265 Shares)		$11.42

Components of Net Assets at May 31, 2008:
Shares of beneficial interest (unlimited authorization – no par)		$554,655,708
Undistributed net investment income		4,946,843
Accumulated net realized loss on investments		(10,945,677)
Net unrealized depreciation of investments		(6,113,335)
Total net assets		$542,543,539

    *Fully or partially on loan.
  **See Note 1 in “Notes to financial statements.”
***See Note 8 in “Notes to financial statements.”
   ©Includes $35,759,012 of securities loaned.

Net Asset Value and Offering Price Per Share –
Delaware Value Fund
Net asset value Class A (A)	$11.42
Sales charge (5.75% of offering price) (B)	0.70
Offering Price	$12.12

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)	See the current prospectus for purchases of $50,000 or more.

See accompanying notes

Statement of operations
Delaware Value Fund	Six Months Ended May 31, 2008 (Unaudited)

Investment Income:
Dividends	$8,270,876
Interest	112,004
Security Lending Income	88,711	$8,471,591

Expenses:
Management fees	1,789,969
Distribution expenses – Class A	571,736
Distribution expenses – Class B	36,524
Distribution expenses – Class C	272,851
Distribution expenses – Class R	6,298
Dividend disbursing and transfer agent fees and expenses	447,417
Accounting and administration expenses	110,994
Legal fees	39,577
Registration fees	36,865
Reports and statements to shareholders	32,245
Audit and tax	24,487
Trustees’ fees	16,489
Consulting fees	5,002
Custodian fees	4,956
Insurance fees	4,606
Taxes (other than taxes on income)	2,442
Dues and services	1,757
Pricing fees	1,275
Trustees’ expenses	1,029	3,406,519
Less expenses absorbed or waived		(427,810)
Less waived distribution expenses – Class A		(95,289)
Less waived distribution expenses – Class R		(1,049)
Less expense paid indirectly		(761)
Total operating expenses		2,881,610
Net Investment Income		5,589,981

Net Realized and Unrealized Loss on Investments:
Net realized loss on investments		(9,673,024)
Net change in unrealized appreciation/depreciation of investments		(47,998,236)
Net Realized and Unrealized Loss on Investments		(57,671,260)

Net Decrease in Net Assets Resulting from Operations		$(52,081,279)

See accompanying notes

Statements of changes in net assets
Delaware Value Fund

	Six Months	Year
	Ended	Ended
	5/31/08	11/30/07
	(Unaudited)
Increase (Decrease) in Net Assets from Operations:
Net investment income	$5,589,981	$10,754,085
Net realized gain (loss) on investments	(9,673,024)	30,452,305
Net change in unrealized
appreciation/depreciation of investments	(47,998,236)	(32,006,320)
Net increase (decrease) in net assets
resulting from operations	(52,081,279)	9,200,070

Dividends and Distributions to Shareholders from:
Net investment income:
Class A	(7,558,874)	(3,937,994)
Class B	(92,451)	(74,313)
Class C	(668,097)	(317,462)
Class R	(34,521)	(60)
Institutional Class	(2,541,014)	(3,121,237)

Net realized gain on investments:
Class A	(20,557,608)	(4,618,381)
Class B	(438,638)	(168,142)
Class C	(3,169,800)	(718,298)
Class R	(109,994)	(96)
Institutional Class	(6,027,953)	(3,135,233)
	(41,198,950)	(16,091,216)

Capital Share Transactions:
Proceeds from shares sold:
Class A	67,893,853	239,075,421
Class B	50,554	2,119,885
Class C	3,799,710	38,296,831
Class R	487,286	2,718,550
Institutional Class	5,310,161	15,850,488

	Six Months	Year
	Ended	Ended
	5/31/08	11/30/07
	(Unaudited)

Capital Share Transactions (continued):
Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	$26,439,594	$8,063,500
Class B	496,294	227,222
Class C	3,589,985	961,811
Class R	144,515	156
Institutional Class	8,490,084	6,052,619
	116,702,036	313,366,483
Cost of shares repurchased:
Class A	(70,857,472)	(90,733,167)
Class B	(2,408,737)	(2,682,568)
Class C	(16,886,292)	(12,956,961)
Class R	(452,726)	(407,529)
Institutional Class	(14,066,354)	(87,769,771)
	(104,671,581)	(194,549,996)
Increase in net assets derived from capital share transactions	12,030,455	118,816,487
Net Increase (Decrease) in Net Assets	(81,249,774)	111,925,341

Net Assets:
Beginning of period	623,793,313	511,867,972
End of period (including undistributed
net investment income of $4,946,843
and $10,256,474, respectively)	$542,543,539	$623,793,313

See accompanying notes

Financial highlights
Delaware Value Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expense to average net assets
Ratio of expense to average net assets
prior to expense limitation and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

See accompanying notes

Six Months Ended	Year Ended
5/31/08[1]	11/30/07	11/30/06	11/30/05	11/30/04	11/30/03
(Unaudited)
$13.360	$13.470	$11.370	$10.760	$9.480	$8.300

0.119	0.241	0.225	0.220	0.134	0.110
(1.170)	0.064	2.068	0.842	1.240	1.151
(1.051)	0.305	2.293	1.062	1.374	1.261

(0.239)	(0.191)	(0.122)	(0.089)	(0.094)	(0.081)
(0.650)	(0.224)	(0.071)	(0.363)	—	—
(0.889)	(0.415)	(0.193)	(0.452)	(0.094)	(0.081)

$11.420	$13.360	$13.470	$11.370	$10.760	$9.480

(8.38% )	2.25%	20.48%	10.11%	14.59%	15.37%

$380,268	$420,120	$271,378	$104,140	$6,846	$717
1.00%	1.00%	1.01%	1.01%	1.00%	1.00%

1.20%	1.15%	1.17%	1.11%	1.17%	1.26%
2.05%	1.75%	1.84%	1.98%	1.32%	1.29%

1.85%	1.60%	1.68%	1.88%	1.15%	1.03%
19%	24%	24%	26%	128%	101%

Financial highlights
Delaware Value Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expense to average net assets
Ratio of expense to average net assets
prior to expense limitation and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
5/31/08[1]	11/30/07	11/30/06	11/30/05	11/30/04	11/30/03
(Unaudited)
$13.240	$13.370	$11.290	$10.680	$9.420	$8.310

0.075	0.138	0.134	0.137	0.058	0.044
(1.168)	0.055	2.058	0.843	1.229	1.147
(1.093)	0.193	2.192	0.980	1.287	1.191

(0.137)	(0.099)	(0.041)	(0.007)	(0.027)	(0.081)
(0.650)	(0.224)	(0.071)	(0.363)	—	—
(0.787)	(0.323)	(0.112)	(0.370)	(0.027)	(0.081)

$11.360	$13.240	$13.370	$11.290	$10.680	$9.420

(8.74% )	1.41%	19.59%	9.35%	13.69%	14.50%

$6,357	$9,514	$9,914	$6,516	$1,518	$383
1.75%	1.75%	1.76%	1.76%	1.75%	1.75%

1.90%	1.85%	1.87%	1.81%	1.87%	1.96%
1.30%	1.00%	1.09%	1.23%	0.57%	0.54%

1.15%	0.90%	0.98%	1.18%	0.45%	0.33%
19%	24%	24%	26%	128%	101%

Financial highlights
Delaware Value Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expense to average net assets
Ratio of expense to average net assets
prior to expense limitation and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
5/31/08[1]	11/30/07	11/30/06	11/30/05	11/30/04	11/30/03
(Unaudited)
$13.250	$13.370	$11.290	$10.690	$9.420	$8.280

0.075	0.137	0.134	0.138	0.062	0.044
(1.168)	0.066	2.058	0.832	1.235	1.155
(1.093)	0.203	2.192	0.970	1.297	1.199

(0.137)	(0.099)	(0.041)	(0.007)	(0.027)	(0.059)
(0.650)	(0.224)	(0.071)	(0.363)	—	—
(0.787)	(0.323)	(0.112)	(0.370)	(0.027)	(0.059)

$11.370	$13.250	$13.370	$11.290	$10.690	$9.420

(8.73% )	1.49%	19.59%	9.25%	13.80%	14.60%

$46,858	$65,890	$41,013	$19,597	$2,477	$133
1.75%	1.75%	1.76%	1.76%	1.75%	1.75%

1.90%	1.85%	1.87%	1.81%	1.87%	1.96%
1.30%	1.00%	1.09%	1.23%	0.57%	0.54%

1.15%	0.90%	0.98%	1.18%	0.45%	0.33%
19%	24%	24%	26%	128%	101%

Financial highlights
Delaware Value Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expense to average net assets
Ratio of expense to average net assets
prior to expense limitation and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] As of November 30, 2005, Delaware Value Fund Class R had one share outstanding, representing the initial seed purchase. Shareholder data for this class prior to December 1, 2005 is not disclosed because management does not believe it to be meaningful.
[3] The average shares outstanding method has been applied for per share information.

See accompanying notes

Six Months Ended	Year Ended
5/31/08[1]	11/30/07	11/30/06[2]
(Unaudited)
$13.320	$13.420	$11.350

0.104	0.207	0.218
(1.170)	0.057	2.058
(1.066)	0.264	2.276

(0.204)	(0.140)	(0.135)
(0.650)	(0.224)	(0.071)
(0.854)	(0.364)	(0.206)

$11.400	$13.320	$13.420

(8.51% )	1.95%	20.39%

$2,087	$2,246	$6
1.25%	1.25%	1.26%

1.50%	1.45%	1.47%
1.80%	1.50%	1.59%

1.55%	1.30%	1.38%
19%	24%	24%

[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers by the manager and distributor. Performance would have been lower had the waivers not been in effect.

Financial highlights
Delaware Value Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss) on investments
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expense to average net assets
Ratio of expense to average net assets
prior to expense limitation and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager. Performance would have been lower had the waiver not been in effect.

See accompanying notes

Six Months Ended	Year Ended
5/31/08[1]	11/30/07	11/30/06	11/30/05	11/30/04	11/30/03
(Unaudited)
$13.380	$13.500	$11.390	$10.780	$9.500	$8.310

0.133	0.276	0.256	0.243	0.160	0.132
(1.169)	0.051	2.077	0.846	1.237	1.155
(1.036)	0.327	2.333	1.089	1.397	1.287

(0.274)	(0.223)	(0.152)	(0.116)	(0.117)	(0.097)
(0.650)	(0.224)	(0.071)	(0.363)	—	—
(0.924)	(0.447)	(0.223)	(0.479)	(0.117)	(0.097)

$11.420	$13.380	$13.500	$11.390	$10.780	$9.500

(8.28% )	2.41%	20.85%	10.37%	14.83%	15.70%

$106,974	$126,023	$189,557	$146,761	$68,949	$41,047
0.75%	0.75%	0.76%	0.76%	0.75%	0.75%

0.90%	0.85%	0.87%	0.81%	0.87%	0.96%
2.30%	2.00%	2.09%	2.23%	1.57%	1.54%

2.15%	1.90%	1.98%	2.18%	1.45%	1.33%
19%	24%	24%	26%	128%	101%

Notes to financial statements
Delaware Value Fund	May 31, 2008 (Unaudited)

Delaware Group Equity Funds II (Trust) is organized as a Delaware statutory trust and offers two series: Delaware Large Cap Value Fund and Delaware Value Fund. These financial statements and the related notes pertain to Delaware Value Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle (Collective Trust), is valued at unit value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes — The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Effective May 31, 2008, the Fund adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income and distributions from net realized gain from investments, if any, annually.

Subject to seeking best execution, the Fund may direct certain security trades to brokers who have agreed to rebate a portion of the related brokerage commission to the Fund in cash. Such commission rebates are included in realized gain on investments in the accompanying financial statements and totaled $7,110 for the six months ended May 31, 2008. In general,

Notes to financial statements
Delaware Value Fund

1. Significant Accounting Policies (continued)

best execution refers to many factors, including the price paid or received for a security, the commission charged, the promptness and reliability of execution, the confidentiality and placement accorded the order, and other factors affecting the overall benefit obtained by the Fund on the transaction.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in custodian fees on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.”

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of it’s investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion and 0.50% on average daily net assets in excess of $2.5 billion.

DMC has voluntarily agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual operating expenses, (excluding any 12b-1 plan expenses, taxes, interest, inverse floater program expenses, brokerage fees, certain insurance costs, and non-routine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations, (collectively, “non-routine expenses”)) do not exceed 0.75% of average daily net assets of the Fund until such time as the waiver is discontinued. This waiver and expense limitation may be discontinued at any time because they are voluntary. For purposes of this waiver and reimbursement, non-routine expenses may also include such additional costs and expenses as may be agreed upon from time to time by the Fund’s Board and DMC. This expense waiver and reimbursement applies only to expenses paid directly by the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on the aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments Family of Funds on a relative net asset value basis. For the six months ended May 31, 2008, the Fund was charged $13,874 for these services.

DSC also provides dividend disbursing and transfer agency services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of the Class R shares. Institutional Class shares pay no distribution and services expenses. DDLP has contracted to waive distribution and service fees through March 31, 2009, in order to prevent distribution and service fees of Class A and Class R shares from exceeding 0.25% and 0.50%, respectively, of average daily net assets.

At May 31, 2008, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$230,867
Dividend disbursing, transfer agent and fund accounting
oversight fees and other expenses payable to DSC	79,305
Distribution fees payable to DDLP	127,417
Other expenses payable to DMC and affiliates*	53,841

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended May 31, 2008, the Fund was charged $19,696 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the six months ended May 31, 2008, DDLP earned $8,457 for commissions on sales of the Fund’s Class A shares. For the six months ended May 31, 2008, DDLP received gross CDSC commissions of $8,553, $5,641 and $5,237 on redemption of the Fund’s Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and per meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

Notes to financial statements
Delaware Value Fund

3. Investments

For the six months ended May 31, 2008, the Fund made purchases of $51,949,762 and sales of $75,262,087 of investment securities other than short-term investments.

At May 31, 2008, the cost of investments for federal income tax purposes has been estimated since final tax characteristics cannot be determined until fiscal year end. At May 31, 2008, the cost of investments was $597,241,679. At May 31, 2008, net unrealized depreciation was $8,163,175, of which $63,833,943 related to unrealized appreciation of investments and $71,997,118 related to unrealized depreciation of investments.

Effective December 1, 2007, the Fund adopted Financial Accounting Standards Board Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets

Level 2 – inputs that are observable, directly or indirectly

Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of May 31, 2008:

Level	Securities	Derivatives
Level 1	$589,078,504	$—
Level 2	—	—
Level 3	—	—
Total	$589,078,504	$—

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, distributions from net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended May 31, 2008 and the year ended November 30, 2007 was as follows:

	Six Months	Year
	Ended	Ended
	5/31/08*	11/30/07
Ordinary Income	$19,416,613	$10,343,973
Long-term capital gain	21,782,337	5,747,243
Total	$41,198,950	$16,091,216

*Tax information for the period ended May 31, 2008 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of May 31, 2008, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$554,655,708
Undistributed ordinary income	4,946,843
Realized losses 12/1/07 – 5/31/08	(8,895,837)
Unrealized depreciation of investments	(8,163,175)
Net assets	$542,543,539

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of dividends and distributions. Results of operations and net assets were not affected by these reclassifications. For the six months ended May 31, 2008, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Undistributed net investment income	$(4,655)
Accumulated net realized gain (loss)	4,655

Notes to financial statements
Delaware Value Fund

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	5/31/08	11/30/07
Shares sold:
Class A	5,876,952	17,318,755
Class B	4,313	154,758
Class C	325,457	2,784,880
Class R	42,320	198,536
Institutional Class	474,172	1,163,232

Shares issued upon reinvestment of dividends and distributions:
Class A	2,135,669	600,409
Class B	40,153	16,944
Class C	290,217	71,670
Class R	11,673	12
Institutional Class	685,790	450,679
	9,886,716	22,759,875

Shares repurchased:
Class A	(6,154,702)	(6,607,465)
Class B	(203,453)	(194,798)
Class C	(1,466,923)	(948,968)
Class R	(39,518)	(30,386)
Institutional Class	(1,211,121)	(6,240,573)
	(9,075,717)	(14,022,190)
Net increase	810,999	8,737,685

For the six months ended May 31, 2008 and the year ended November 30, 2007, 13,729 Class B shares were converted to 13,669 Class A shares valued at $154,868 and 24,493 Class B shares were converted to 24,349 Class A shares valued at $339,773, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the statements of changes in net assets.

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of May 31, 2008, or at any time during the period then ended.

8. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirement. Cash collateral received is invested in a Collective Trust established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group (S&P) or Moody’s Investors Service, Inc. (Moody’s) or repurchase agreements collateralized by such securities. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At May 31, 2008, the value of the securities on loan was $35,759,012, for which the Fund received collateral, comprised of non-cash collateral valued at $221,081, and cash collateral of $37,341,440. Investments purchased with cash collateral are presented on the statement of net assets under the caption “Securities Lending Collateral.”

9. Credit and Market risk

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A,

Notes to financial statements
Delaware Value Fund

9. Credit and Market risk (continued)

which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of May 31, 2008, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

Other Fund information (unaudited)
Delaware Value Fund

Board Consideration of Delaware Value Fund Investment Advisory Agreement

At a meeting held on May 20-22, 2008 (the “Annual Meeting”), the Board of Trustees, including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the Delaware Value Fund (the “Fund”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory contract. Information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (“DMC”) included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Fund, the costs of such services to the Fund, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, the Board separately received and reviewed in February 2008 independent historical and comparative reports prepared by Lipper Inc. (“Lipper”), an independent statistical compilation organization. The Lipper reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The independent Trustees reviewed Lipper reports with Counsel to the Independent Trustees at the February 2008 Board meeting and discussed such reports further with counsel earlier in the Annual Meeting. The Board requested and received certain information regarding Management’s policy with respect to advisory fee levels and its philosophy with respect to breakpoints; the structure of portfolio manager compensation; the investment manager’s profitability; and any constraints or limitations on the availability of securities in certain investment styles which might inhibit DMC’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of the Fund’s advisory agreement, the independent Trustees received assistance and advice from and met separately with independent counsel. Although the Trustees gave attention to all information furnished, the following discussion identifies under separate headings the primary factors taken into account by the Board in its contract renewal considerations.

Nature, Extent and Quality of Service. The Board considered the services provided by Delaware Investments to the Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board emphasized reports furnished to it throughout the year at regular Board meetings covering matters such as the relative performance of the Fund, compliance of portfolio managers with the investment policies, strategies and restrictions for the Fund, the compliance of management personnel with the Code of Ethics adopted throughout the Delaware Investments Family of Funds complex and the adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Fund’s investment advisor and the emphasis placed on research in the investment process. Favorable consideration was given to DMC’s efforts to maintain expenditures and, in some instances, increase financial and human resources committed to fund matters. The Board also considered the transfer agent and shareholder services provided to Fund shareholders by Delaware Investments’ affiliate, Delaware Service Company, Inc. (“DSC”), noting DSC’s commitment to maintain a high level of service as well as Delaware Investments’ expenditures to improve the delivery of shareholder services. During 2007 Management commenced the outsourcing of certain investment accounting functions that are expected to improve further the quality and the cost of delivering investment accounting services to the Fund. The Board once again noted the extent of benefits provided to Fund shareholders by being part of the Delaware Investments Family of Funds, including each shareholder’s ability to exchange an investment in one Delaware fund for the same class of shares in another Delaware fund without a sales charge, to reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware funds and the privilege to combine holdings in other Delaware funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

Investment Performance. The Board considered the overall investment performance of DMC and the Fund. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest, ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25% - the second quartile; the next 25% - the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance

Other Fund information (unaudited)
Delaware Value Fund

Board Consideration of Delaware Value Fund Investment Advisory Agreement (continued)

for the Fund was shown for the past one-, three- and five-year periods ended December 31, 2007. The Board’s objective is that the Fund’s performance for the periods considered be at or above the median of its Performance Universe. The Trustees complimented Management on navigating the Delaware Investments Family of Funds fixed income funds through the turbulent financial markets since 2007 without incurring a major difficulty. The following paragraph summarizes the performance results for the Fund and the Board’s view of such performance.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional large cap value funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one-year period was in the fourth quartile of its Performance Universe. The report further showed that the Fund’s total return for the three- and five-year periods was in the third quartile. The Board noted that the Fund’s performance results were not in line with the Board’s objective. The Board also noted the Fund’s relative performance decline compared to last year. However, the Board considered recent improvement in performance and discussions with the portfolio management team and its commitment to the investment process. Additionally, the Board recognized Management’s efforts to increase portfolio management depth, noting particularly the hiring of a new head of the equity department in 2007. The Board was satisfied that Management was taking effective action to improve Fund performance and meet the Board’s performance objective.

Comparative Expenses. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Fund as of October 31, 2007 and the most recent fiscal year end for comparative funds as of August 31, 2007 or earlier. For any fund with a fiscal year end after August 31, 2007, such fund’s expense data was measured as of its fiscal year end for 2006. The Board focused on the comparative analysis of the effective management fees and total expense ratios of the Fund versus the effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and comparative total expenses including 12b-1 and non-12b-1 service fees. The Board also considered fees paid to Delaware Investments for non-management services. The Board noted its objective to limit the Fund’s total expense ratio to be competitive with that of the Expense Group. The

32

following paragraph summarizes the expense results for the Fund and the Board’s view of such expenses.

The expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the lowest expenses of its Expense Group. The Board was satisfied with the management fees and total expenses of the Fund in comparison to its Expense Group as shown in the Lipper report.

Management Profitability. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflected operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide SEC initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of Delaware Investments.

Economies of Scale. The Trustees considered whether economies of scale are realized by Delaware Investments as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under the Fund’s management contract fell within the standard structure. The Board also noted that the Fund’s assets exceeded the first breakpoint level. The Board believed that, given the extent to which economics of scale might be realized by the advisor and its affiliates, the schedule of fees under the Investment Advisory Agreement provides a sharing of benefits with the Fund and its shareholders.

33

About the organization

This semiannual report is for the information of Delaware Value Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Value Fund and the Delaware Investments® Fund profile for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees

Patrick P. Coyne	Ann R. Leven
Chairman, President, and	Consultant
Chief Executive Officer	ARL Associates
Delaware Investments Family of Funds	New York, NY
Philadelphia, PA
Thomas F. Madison
Thomas L. Bennett	President and Chief Executive Officer
Private Investor	MLM Partners, Inc.
Rosemont, PA	Minneapolis, MN

John A. Fry	Janet L. Yeomans
President	Vice President and Treasurer
Franklin & Marshall College	3M Corporation
Lancaster, PA	St. Paul, MN

Anthony D. Knerr	J. Richard Zecher
Founder and Managing Director	Founder
Anthony Knerr & Associates	Investor Analytics
New York, NY	Scottsdale, AZ

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

34

Affiliated officers	Contact information

David F. Connor	Investment manager
Vice President, Deputy General Counsel, and	Delaware Management Company, a series of
Secretary	Delaware Management Business Trust
Delaware Investments® Family of Funds	Philadelphia, PA
Philadelphia, PA
National distributor
Daniel V. Geatens	Delaware Distributors, L.P.
Vice President and Treasurer	Philadelphia, PA
Delaware Investments Family of Funds
Philadelphia, PA	Shareholder servicing, dividend disbursing,
and transfer agent
David P. O’Connor	Delaware Service Company, Inc.
Senior Vice President, General Counsel,	2005 Market Street
and Chief Legal Officer	Philadelphia, PA 19103-7094
Delaware Investments Family of Funds
Philadelphia, PA	For shareholders
800 523-1918
Richard Salus
Senior Vice President and	For securities dealers and financial
Chief Financial Officer	institutions representatives only
Delaware Investments Family of Funds	800 362-7500
Philadelphia, PA
Web site
www.delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s Web site at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s Web site at www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at www.delawareinvestments.com; and (ii) on the Commission’s Web site at www.sec.gov.

35

Table of contents

Disclosure of Fund expenses	1

Sector allocation and top 10 holdings	3

Statement of net assets	4

Statement of operations	8

Statements of changes in net assets	10

Financial highlights	12

Notes to financial statements	22

Other Fund information	32

About the organization	36

Funds are not FDIC insured and are not guaranteed. It is possible to lose the principal amount invested.

Mutual fund advisory services provided by Delaware Management Company, a series of Delaware Management
Business Trust, which is a registered investment advisor.

© 2008 Delaware Distributors, L.P.

Disclosure of Fund expenses
For the period December 1, 2007 to May 31, 2008

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period December 1, 2007 to May 31, 2008.

Actual expenses

The first section of the table shown, “Actual Fund Return,” provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical example for comparison purposes

The second section of the table shown, “Hypothetical 5% Return,” provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund’s expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.

1

Disclosure of Fund expenses
For the period December 1, 2007 to May 31, 2008

Delaware Large Cap Value Fund Expense analysis of an investment of $1,000

	Beginning	Ending		Expenses
	Account Value	Account Value	Annualized	Paid During Period
	12/1/07	5/31/08	Expense Ratio	12/1/07 to 5/31/08*
Actual Fund return
Class A	$1,000.00	$912.80	1.19%	$5.69
Class B	1,000.00	909.50	1.91%	9.12
Class C	1,000.00	909.10	1.91%	9.12
Class R	1,000.00	912.00	1.41%	6.74
Institutional Class	1,000.00	913.60	0.91%	4.35
Hypothetical 5% return (5% return before expenses)
Class A	$1,000.00	$1,019.05	1.19%	$6.01
Class B	1,000.00	1,015.45	1.91%	9.62
Class C	1,000.00	1,015.45	1.91%	9.62
Class R	1,000.00	1,017.95	1.41%	7.11
Institutional Class	1,000.00	1,020.45	0.91%	4.60

*

“Expenses Paid During Period” are equal to the Fund’s annualized expense ratio, multiplied by the average account value over the period, multiplied by the 183/366 (to reflect the one-half year period).

2

Sector allocation and top 10 holdings
Delaware Large Cap Value Fund	As of May 31, 2008

Sector designations may be different than the sector designations presented in other Fund materials. The sector designations may also represent the investment manager’s internal sector classifications, which may result in the sector designations for one Fund being different than another Fund’s sector designations.

Sector	Percentage of net assets
Common Stock	99.00%
Consumer Discretionary	9.43%
Consumer Staples	12.55%
Energy	9.35%
Financials	18.46%
Health Care	18.93%
Industrials	6.00%
Information Technology	11.93%
Materials	3.18%
Telecommunications	6.18%
Utilities	2.99%
Repurchase Agreements	0.28%
Securities Lending Collateral	5.60%
Total Value of Securities	104.88%
Obligation to Return Securities Lending Collateral	(5.60%)
Receivables and Other Assets Net of Liabilities	0.72%
Total Net Assets	100.00%

Holdings are for informational purposes only and are subject to change at any time. They are not a recommendation to buy, sell, or hold any security.

Top 10 Holdings	Percentage of net assets
ConocoPhillips	3.95%
Johnson & Johnson	3.41%
Limited Brands	3.41%
Discover Financial Services	3.35%
Heinz (H.J.)	3.34%
Morgan Stanley	3.22%
Wyeth	3.19%
Verizon Communications	3.19%
duPont (E.I.) deNemours	3.18%
Bristol-Myers Squibb	3.17%

3

Statement of net assets
Delaware Large Cap Value Fund	May 31, 2008 (Unaudited)

	Number of shares	Value
Common Stock – 99.00%
Consumer Discretionary – 9.43%
*Gap	1,766,000	$32,229,500
Limited Brands	1,881,300	36,459,594
*Mattel	1,599,600	32,215,944
		100,905,038
Consumer Staples – 12.55%
Heinz (H.J.)	715,900	35,730,569
Kimberly-Clark	521,900	33,297,220
Kraft Foods Class A	978,700	31,788,176
*Safeway	1,049,500	33,447,565
		134,263,530
Energy – 9.35%
Chevron	316,300	31,361,145
ConocoPhillips	453,700	42,239,470
Marathon Oil	513,800	26,404,182
		100,004,797
Financials – 18.46%
Allstate	629,700	32,076,918
*Discover Financial Services	2,090,200	35,846,930
Hartford Financial Services Group	439,000	31,199,730
*Lehman Brothers Holdings	693,900	25,542,459
Morgan Stanley	777,800	34,402,094
*Wachovia	880,300	20,951,140
*Washington Mutual	1,942,100	17,517,742
		197,537,013
Health Care – 18.93%
Abbott Laboratories	587,100	33,083,085
Baxter International	543,300	33,195,630
Bristol-Myers Squibb	1,488,200	33,916,078
Johnson & Johnson	546,500	36,473,410
Pfizer	1,636,785	31,688,158
Wyeth	767,600	34,135,172
		202,491,533
Industrials – 6.00%
Donnelley (R.R.) & Sons	972,600	31,930,458
Waste Management	849,600	32,225,328
		64,155,786

4

	Number of shares	Value
Common Stock (continued)
Information Technology – 11.93%
Intel	1,353,200	$31,367,176
*International Business Machines	255,600	33,082,308
Motorola	3,410,900	31,823,697
Xerox	2,308,200	31,345,356
		127,618,537
Materials – 3.18%
duPont (E.I.) deNemours	709,400	33,987,354
		33,987,354
Telecommunications – 6.18%
AT&T	803,800	32,071,620
Verizon Communications	885,800	34,076,726
		66,148,346
Utilities – 2.99%
Progress Energy	747,600	31,967,376
		31,967,376
Total Common Stock (cost $1,061,220,892)		1,059,079,310

	Principal amount
Repurchase Agreements** – 0.28%
BNP Paribas 2.18%, dated 5/30/08, to be
repurchased on 6/2/08, repurchase price $2,353,427
(collateralized by U.S. Government obligations,
ranging in par value $26,000-$2,210,000,
4.00%-5.00%, 6/15/09-8/15/11; with total
market value $2,403,808)	$2,353,000	2,353,000

UBS Warburg 2.18%, dated 5/30/08, to be
repurchased on 6/2/08, repurchase price $626,114
(collateralized by U.S. Government obligations,
ranging in par value $78,000-$358,000,
4.50%-4.875%, 12/31/08-6/30/12; with total
market value $639,684)	626,000	626,000
Total Repurchase Agreements (cost $2,979,000)		2,979,000

Total Value of Securities Before Securities
Lending Collateral – 99.28% (cost $1,064,199,892)		1,062,058,310

5

Statement of net assets
Delaware Large Cap Value Fund

	Number of shares	Value
Securities Lending Collateral*** – 5.60%
Investment Companies
Mellon GSL DBT II Collateral Fund	59,867,237	$59,867,237
Total Securities Lending Collateral (cost $59,867,237)		59,867,237

Total Value of Securities – 104.88%
(cost $1,124,067,129)		1,121,925,547 ©
Obligation to Return Securities
Lending Collateral*** – (5.60%)		(59,867,237)
Receivables and Other Assets
Net of Liabilities – 0.72%		7,685,406
Net Assets Applicable to 64,161,456
Shares Outstanding – 100.00%		$1,069,743,716

Net Asset Value – Delaware Large Cap Value Fund
Class A ($959,770,214 / 57,546,379 Shares)		$16.68
Net Asset Value – Delaware Large Cap Value Fund
Class B ($42,141,701 / 2,547,015 Shares)		$16.55
Net Asset Value – Delaware Large Cap Value Fund
Class C ($25,706,381 / 1,541,700 Shares)		$16.67
Net Asset Value – Delaware Large Cap Value Fund
Class R ($1,864,400 / 111,908 Shares)		$16.66
Net Asset Value – Delaware Large Cap Value Fund
Institutional Class ($40,261,020 / 2,414,454 Shares)		$16.67

Components of Net Assets at May 31, 2008:
Shares of beneficial interest (unlimited authorization – no par)		$1,071,298,486
Undistributed net investment income		6,239,956
Accumulated net realized loss on investments		(5,653,144)
Net unrealized depreciation of investments		(2,141,582)
Total net assets		$1,069,743,716

*	Fully or partially on loan.
**	See Note 1 in “Notes to financial statements.”
***	See Note 8 in “Notes to financial statements.”
©	Includes $65,429,210 of securities loaned.

6

Net Asset Value and Offering Price Per Share –
Delaware Large Cap Value Fund
Net asset value Class A (A)	$16.68
Sales charge (5.75% of offering price) (B)	1.02
Offering price	$17.70

(A)	Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B)	See the current prospectus for purchases of $50,000 or more.

See accompanying notes

7

Statement of operations
Delaware Large Cap Value Fund	Six Months Ended May 31, 2008 (Unaudited)

Investment Income:
Dividends	$16,997,781
Interest	89,900
Securities lending income	216,841	$17,304,522

Expenses:
Management fees	3,460,984
Distribution expenses – Class A	1,401,127
Distribution expenses – Class B	241,155
Distribution expenses – Class C	139,881
Distribution expenses – Class R	6,196
Dividend disbursing and transfer agent fees and expenses	1,071,173
Accounting and administration expenses	224,422
Legal fees	82,866
Reports and statements to shareholders	79,650
Audit and tax	45,376
Registration fees	40,658
Trustees’ fees	33,492
Custodian fees	21,404
Insurance fees	16,407
Consulting fees	11,024
Dues and services	3,235
Trustees’ expenses	2,109
Pricing fees	1,346	6,882,505
Less expenses absorbed or waived		(4,003)
Less waived distribution expenses – Class R		(1,033)
Less expense paid indirectly		(1,462)
Total operating expenses		6,876,007
Net Investment Income		10,428,515

Net Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments		7,709,580
Net change in unrealized appreciation/depreciation of investments		(128,860,073)
Net Realized and Unrealized Loss on Investments		(121,150,493)

Net Decrease in Net Assets Resulting from Operations		$(110,721,978)

See accompanying notes

8

Statements of changes in net assets
Delaware Large Cap Value Fund

	Six Months
	Ended	Year
	5/31/08	Ended
	(Unaudited)	11/30/07
Increase (Decrease) in Net Assets from Operations:
Net investment income	$10,428,515	$21,749,379
Net realized gain on investments	7,709,580	119,395,985
Net change in unrealized
appreciation/depreciation of investments	(128,860,073)	(108,281,785)
Net increase (decrease) in net assets resulting
from operations	(110,721,978)	32,863,579

Dividends and Distributions to shareholders from:
Net investment income:
Class A	(14,240,827)	(21,411,565)
Class B	(511,544)	(931,711)
Class C	(291,423)	(368,579)
Class R	(28,110)	(21,980)
Institutional Class	(643,352)	(945,649)

Net realized gain on investments:
Class A	(102,495,698)	(44,502,988)
Class B	(5,182,331)	(3,420,371)
Class C	(2,928,752)	(1,304,943)
Class R	(228,775)	(43,547)
Institutional Class	(4,175,858)	(1,633,915)
	(130,726,670)	(74,585,248)

Capital Share Transactions:
Proceeds from shares sold:
Class A	16,621,608	58,189,536
Class B	150,146	3,494,094
Class C	1,223,113	5,033,360
Class R	352,822	2,190,254
Institutional Class	2,972,053	8,140,847

Net asset value of shares issued upon reinvestment
of dividends and distributions:
Class A	107,281,333	60,170,035
Class B	5,337,883	4,035,443
Class C	3,080,500	1,606,386
Class R	256,882	65,527
Institutional Class	4,819,208	2,579,564
	142,095,548	145,505,046

10

	Six Months
	Ended	Year
	5/31/08	Ended
	(Unaudited)	11/30/07
Capital Share Transactions (continued):
Cost of shares repurchased:
Class A	$(89,850,357)	$(186,876,732)
Class B	(13,925,652)	(46,743,339)
Class C	(4,880,472)	(9,799,583)
Class R	(777,888)	(780,818)
Institutional Class	(4,972,708)	(8,660,520)
	(114,407,077)	(252,860,992)
Increase (decrease) in net assets derived from capital
share transactions	27,688,471	(107,355,946)
Net Decrease in Net Assets	(213,760,177)	(149,077,615)

Net Assets:
Beginning of period	1,283,503,893	1,432,581,508
End of period (including undistributed net investment
income of $6,239,956 and $11,544,119, respectively)	$1,069,743,716	$1,283,503,893

See accompanying notes

11

Financial highlights
Delaware Large Cap Value Fund Class A

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

12

Six Months
Ended	Year Ended
5/31/08[1]	11/30/07	11/30/06	11/30/05	11/30/04	11/30/03
(Unaudited)
$ 20.390	$ 21.080	$ 19.010	$ 18.030	$ 16.240	$ 14.320

0.162	0.336	0.305	0.271	0.204	0.205
(1.775)	0.090	3.279	0.917	1.802	1.835
(1.613)	0.426	3.584	1.188	2.006	2.040

(0.253)	(0.363)	(0.324)	(0.192)	(0.216)	(0.120)
(1.844)	(0.753)	(1.190)	(0.016)	—	—
(2.097)	(1.116)	(1.514)	(0.208)	(0.216)	(0.120)

$ 16.680	$ 20.390	$ 21.080	$ 19.010	$ 18.030	$ 16.240

(8.72% )	1.96%	20.28%	6.62%	12.44%	14.34%

$959,770	$1,140,659	$1,246,544	$1,177,317	$1,253,876	$895,108
1.19%	1.13%	1.17%	1.15%	1.15%	1.20%

1.19%	1.13%	1.17%	1.15%	1.16%	1.20%
1.90%	1.59%	1.60%	1.47%	1.18%	1.40%

1.90%	1.59%	1.60%	1.47%	1.17%	1.40%
16%	19%	16%	114%	70%	77%

13

Financial highlights
Delaware Large Cap Value Fund Class B

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

14

Six Months
Ended	Year Ended
5/31/08[1]	11/30/07	11/30/06	11/30/05	11/30/04	11/30/03
(Unaudited)
$ 20.240	$ 20.930	$ 18.880	$ 17.910	$ 16.150	$ 14.240

0.100	0.185	0.168	0.137	0.077	0.096
(1.763)	0.091	3.252	0.912	1.789	1.821
(1.663)	0.276	3.420	1.049	1.866	1.917

(0.183)	(0.213)	(0.180)	(0.063)	(0.106)	(0.007)
(1.844)	(0.753)	(1.190)	(0.016)	—	—
(2.027)	(0.966)	(1.370)	(0.079)	(0.106)	(0.007)

$ 16.550	$ 20.240	$ 20.930	$ 18.880	$ 17.910	$ 16.150

(9.05% )	1.25%	19.39%	5.87%	11.60%	13.47%

$42,142	$61,603	$102,322	$136,050	$184,203	$74,019
1.91%	1.86%	1.90%	1.88%	1.89%	1.94%

1.91%	1.86%	1.90%	1.88%	1.89%	1.94%
1.18%	0.86%	0.87%	0.74%	0.44%	0.66%

1.18%	0.86%	0.87%	0.74%	0.44%	0.66%
16%	19%	16%	114%	70%	77%

15

Financial highlights
Delaware Large Cap Value Fund Class C

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

16

Six Months
Ended	Year Ended
5/31/08[1]	11/30/07	11/30/06	11/30/05	11/30/04	11/30/03
(Unaudited)
$ 20.380	$ 21.070	$ 19.000	$ 18.020	$ 16.250	$ 14.320

0.100	0.183	0.166	0.136	0.076	0.095
(1.783)	0.093	3.274	0.923	1.800	1.842
(1.683)	0.276	3.440	1.059	1.876	1.937

(0.183)	(0.213)	(0.180)	(0.063)	(0.106)	(0.007)
(1.844)	(0.753)	(1.190)	(0.016)	—	—
(2.027)	(0.966)	(1.370)	(0.079)	(0.106)	(0.007)

$ 16.670	$ 20.380	$ 21.070	$ 19.000	$ 18.020	$ 16.250

(9.09% )	1.24%	19.38%	5.89%	11.59%	13.53%

$25,706	$32,453	$36,709	$36,148	$42,371	$13,764
1.91%	1.86%	1.90%	1.88%	1.89%	1.94%

1.91%	1.86%	1.90%	1.88%	1.89%	1.94%
1.18%	0.86%	0.87%	0.74%	0.44%	0.66%

1.18%	0.86%	0.87%	0.74%	0.44%	0.66%
16%	19%	16%	114%	70%	77%

17

Financial highlights
Delaware Large Cap Value Fund Class R

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[3]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[4]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] Date of commencement of operations; ratios have been annualized and total return has not been annualized.
[3] The average shares outstanding method has been applied for per share information.

See accompanying notes

18

Six Months					6/2/03[2]
Ended	Year Ended				to
5/31/08[1]	11/30/07	11/30/06	11/30/05	11/30/04	11/30/03
(Unaudited)
$20.360	$21.060	$19.000	$18.010	$16.230	$15.150

0.143	0.289	0.262	0.216	0.145	0.072
(1.769)	0.083	3.275	0.915	1.809	1.063
(1.626)	0.372	3.537	1.131	1.954	1.135

(0.230)	(0.319)	(0.287)	(0.125)	(0.174)	(0.055)
(1.844)	(0.753)	(1.190)	(0.016)	—	—
(2.074)	(1.072)	(1.477)	(0.141)	(0.174)	(0.055)

$16.660	$20.360	$21.060	$19.000	$18.010	$16.230

(8.80% )	1.70%	20.00%	6.30%	12.11%	7.51%

$1,865	$2,514	$1,166	$1,078	$1,234	$654
1.41%	1.36%	1.40%	1.45%	1.49%	1.54%

1.51%	1.46%	1.50%	1.48%	1.49%	1.54%
1.68%	1.36%	1.37%	1.17%	0.84%	0.91%

1.58%	1.26%	1.27%	1.14%	0.84%	0.91%
16%	19%	16%	114%	70%	77% [5]

[4] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects waivers by the manager and distributor, as applicable. Performance would have been lower had the waivers not been in effect.
[5] Portfolio turnover is representative of the Fund for the entire year.

19

Financial highlights
Delaware Large Cap Value Fund Institutional Class

Selected data for each share of the Fund outstanding throughout each period were as follows:

Net asset value, beginning of period

Income (loss) from investment operations:
Net investment income[2]
Net realized and unrealized gain (loss) on investments and foreign currencies
Total from investment operations

Less dividends and distributions from:
Net investment income
Net realized gain on investments
Total dividends and distributions

Net asset value, end of period

Total return[3]

Ratios and supplemental data:
Net assets, end of period (000 omitted)
Ratio of expenses to average net assets
Ratio of expenses to average net assets
prior to expense limitation and expense paid indirectly
Ratio of net investment income to average net assets
Ratio of net investment income to average net assets
prior to expense limitation and expense paid indirectly
Portfolio turnover

[1] Ratios and portfolio turnover have been annualized and total return has not been annualized.
[2] The average shares outstanding method has been applied for per share information.
[3] Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividends and distributions at net asset value. Total investment return reflects a waiver by the manager, as applicable. Performance would have been lower had the waiver not been in effect.

See accompanying notes

20

Six Months
Ended	Year Ended
5/31/08[1]	11/30/07	11/30/06	11/30/05	11/30/04	11/30/03
(Unaudited)
$20.390	$21.080	$19.010	$18.030	$16.240	$14.320

0.185	0.395	0.357	0.321	0.248	0.242
(1.782)	0.091	3.279	0.912	1.805	1.835
(1.597)	0.486	3.636	1.233	2.053	2.077

(0.279)	(0.423)	(0.376)	(0.237)	(0.263)	(0.157)
(1.844)	(0.753)	(1.190)	(0.016)	—	—
(2.123)	(1.176)	(1.566)	(0.253)	(0.263)	(0.157)

$16.670	$20.390	$21.080	$19.010	$18.030	$16.240

(8.64% )	2.24%	20.61%	6.88%	12.75%	14.64%

$40,261	$46,275	$45,841	$44,837	$81,814	$45,191
0.91%	0.86%	0.90%	0.88%	0.89%	0.94%

0.91%	0.86%	0.90%	0.88%	0.89%	0.94%
2.18%	1.86%	1.87%	1.74%	1.44%	1.66%

2.18%	1.86%	1.87%	1.74%	1.44%	1.66%
16%	19%	16%	114%	70%	77%

21

Notes to financial statements
Delaware Large Cap Value Fund	May 31, 2008 (Unaudited)

Delaware Group Equity Funds II (Trust) is organized as a Delaware statutory trust and offers two series: Delaware Large Cap Value Fund and Delaware Value Fund. These financial statements and the related notes pertain to Delaware Large Cap Value Fund (Fund). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a maximum front-end sales charge of up to 5.75%. Class A share purchases of $1,000,000 or more will incur a contingent deferred sales charge (CDSC) of 1% if redeemed during the first year and 0.50% during the second year, provided that Delaware Distributors, L.P. (DDLP) paid a financial advisor a commission on the purchase of those shares. Class B shares may only be purchased through dividend reinvestment and certain permitted exchanges. Prior to June 1, 2007, Class B shares were sold with a CDSC that declined from 4% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately eight years after purchase. Class C shares are sold with a CDSC of 1%, if redeemed during the first 12 months. Class R and Institutional Class shares are not subject to a sales charge and are offered for sale exclusively to certain eligible investors.

The investment objective of the Fund is to seek long-term capital appreciation.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation — Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and asked prices will be used. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Securities lending collateral, which is invested in a collective investment vehicle (Collective Trust), is valued at unit value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund’s Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes — The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

22

Effective May 30, 2008, the Fund adopted FASB Interpretation No. 48 “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented, and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Fund’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expense in the current period.

Class Accounting — Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements — The Fund may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission (SEC). The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund’s custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates — The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other — Expenses directly attributable to the Fund are charged directly to the Fund. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Fund declares and pays dividends from net investment income quarterly and distributions from net realized gains on investments, if any, annually.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under this arrangement is included in custodian fees on the statement of operations with the corresponding expense offset shown as “expense paid indirectly.”

23

Notes to financial statements
Delaware Large Cap Value Fund

2. Investment Management, Administration Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.65% on the first $500 million of average daily net assets of the Fund, 0.60% on the next $500 million, 0.55% on the next $1.5 billion, and 0.50% on average daily net assets in excess of $2.5 billion.

Effective April 1, 2008, DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that total annual Fund operating expenses (excluding any taxes, interest, brokerage fees, inverse floater program expenses, 12b-1 plan expenses, certain insurance costs and non-routine expenses or costs including, but not limited to, those relating to reorganizations, litigation, conducting shareholder meetings, and liquidations (collectively, “non-routine expenses”)), do not exceed 0.89% of average daily net assets of the Fund through March 31, 2009. For purposes of these waivers and reimbursements, non-routine expenses may also include such additional costs and expenses, as may be agreed upon from time to time by the Fund’s Board and DMC. These expense waivers and reimbursements apply only to expenses paid directly by the Fund.

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides fund accounting and financial administration oversight services to the Fund. For these services, the Fund pays DSC fees based on aggregate daily net assets of the Delaware Investments® Family of Funds at the following annual rate: 0.0050% of the first $30 billion; 0.0045% of the next $10 billion; 0.0040% of the next $10 billion; and 0.0025% of aggregate average daily net assets in excess of $50 billion. The fees payable to DSC under the service agreement described above are allocated among all Funds in the Delaware Investments® Family of Funds on a relative net asset value basis. For the six months ended May 31, 2008, the Fund was charged $ 28,053 for these services.

DSC also provides dividend disbursing and transfer agency services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays DDLP, the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net assets of Class R shares. Institutional Class shares pay no distribution and service expenses. The Board of Trustees has adopted a formula for calculating 12b-1 plan fees for the Fund’s Class A shares that went into effect on May 2, 1994. The total 12b-1 fees to be paid by Class A shareholders of the Fund will be the sum of 0.10% of the average daily net assets representing shares that were acquired prior to June 1, 1992 and 0.30% of the average daily net assets representing shares that were acquired on or after June 1, 1992. All Class A shareholders will bear 12b-1 fees at the same rate, the blended rate based upon the allocation of the rates described above. DDLP has contracted to limit distribution and service fees

24

through March 31, 2009 in order to prevent distribution and service fees of Class R shares from exceeding 0.50% of average daily net assets.

At May 31, 2008, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC	$563,632
Dividend disbursing, transfer agent and
fund accounting oversight fees and
other expenses payable to DSC	178,554
Distribution fees payable to DDLP	288,758
Other expenses payable to DMC and affiliates*	47,262

*	DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees’ fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal and tax services, including internal legal and tax services provided to the Fund by DMC and/or its affiliates’ employees. For the six months ended May 31, 2008, the Fund was charged $ 39,746 for internal legal and tax services provided by DMC and/or its affiliates’ employees.

For the six months ended May 31, 2008, DDLP earned $30,308 for commissions on sales of the Fund’s Class A shares. For the six months ended May 31, 2008, DDLP received gross CDSC commissions of $292, $31,670 and $2,103 on redemption of the Fund’s Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares.

Trustees’ fees include expenses accrued by the Fund for each Trustee’s retainer and per meeting fees. Certain officers of DMC, DSC and DDLP are officers and/or Trustees of the Trust. These officers and Trustees are paid no compensation by the Fund.

3. Investments

For the six months ended May 31, 2008, the Fund made purchases of $90,216,095 and sales of $184,006,859 of investment securities other than short-term investments.

At May 31, 2008, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At May 31, 2008, the cost of investments was $1,126,064,263. At May 31, 2008, net unrealized depreciation was $4,138,716, of which $142,760,558 related to unrealized appreciation of investments and $146,899,274 related to unrealized depreciation of investments.

Effective December 1, 2007, the Fund adopted Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer

25

Notes to financial statements
Delaware Large Cap Value Fund

3. Investments (continued)

broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Fund’s investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 - inputs are quoted prices in active markets

Level 2 - inputs that are observable, directly or indirectly

Level 3 - inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Fund’s investments by the above FAS 157 fair value hierarchy levels as of May 31, 2008:

Level		Securities	Derivatives
Level	1	$1,121,925,547	$—
Level	2	—	—
Level	3	—	—
Total		$1,121,925,547	$—

4. Dividends and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended May 31, 2008 and the year ended November 30, 2007 was as follows:

	Six Months	Year
	Ended	Ended
	5/31/08*	11/30/07
Ordinary income	$17,570,351	$30,710,293
Long-term capital gain	113,156,319	43,874,955
Total	$130,726,670	$74,585,248

*	Tax information for the period ended May 31, 2008 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

26

5. Components of Net Assets on a Tax Basis

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of May 31, 2008, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest	$1,071,298,486
Undistributed ordinary income	6,239,956
Realized gains (12/1//07 – 5/31/08)	7,566,327
Capital loss carryforwards as of 11/30/07*	(11,222,337)
Unrealized depreciation of investments	(4,138,716)
Net assets	$1,069,743,716

*	The amount of this loss which can be utilized in subsequent years is subject to an annual limitation in accordance with the Internal Revenue Code due to the fund merger with Delaware Core Equity Fund, Delaware Devon Fund and Delaware Growth and Income Fund in 2004.

The difference between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of dividends and distributions. Results of operations and net assets were not affected by these reclassifications. For the six months ended May 31, 2008, the Fund recorded an estimate of these differences since final tax characteristics cannot be determined until fiscal year end.

Undistributed net investment income	$(17,422)
Accumulated net realized gain (loss)	17,422

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at November 30, 2007 will expire as follows: $4,231,045 expires in 2009 and $6,991,292 expires in 2010.

For the six months ended May 31, 2008, the Fund had capital gains of $7,566,327, which may reduce the capital loss carryforwards.

27

Notes to financial statements
Delaware Large Cap Value Fund

6. Capital Shares

Transactions in capital shares were as follows:

	Six Months	Year
	Ended	Ended
	5/31/08	11/30/07
Shares sold:
Class A	955,669	2,728,759
Class B	9,133	166,730
Class C	70,777	236,685
Class R	20,946	101,673
Institutional Class	176,233	383,333

Shares issued upon reinvestment of dividends and distributions:
Class A	5,908,510	2,896,765
Class B	295,403	196,067
Class C	169,182	77,463
Class R	14,145	3,152
Institutional Class	265,788	124,057
	7,885,786	6,914,684

Shares repurchased:
Class A	(5,266,915)	(8,820,182)
Class B	(801,901)	(2,207,672)
Class C	(290,994)	(463,779)
Class R	(46,642)	(36,741)
Institutional Class	(297,546)	(412,505)
	(6,703,998)	(11,940,879)
Net increase (decrease)	1,181,788	(5,026,195)

For the six months ended May 31, 2008 and the year ended November 31, 2007, 364,369 Class B shares were converted to 361,534 Class A shares valued at $6,534,868 and 1,204,469 Class B shares were converted to 1,195,215 Class A shares valued at $25,585,322, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the statements of changes in net assets.

28

7. Line of Credit

The Fund, along with certain other funds in the Delaware Investments® Family of Funds (Participants), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each Participant’s allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amounts outstanding as of May 31, 2008, or at any time during the period then ended.

8. Securities Lending

The Fund, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirement. Cash collateral received is invested in a Collective Trust established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor’s Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Fund can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Fund continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Fund has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Fund receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Fund, the security lending agent and the borrower. The Fund records security lending income net of allocations to the security lending agent and the borrower.

At May 31, 2008, the value of securities on loan was $65,429,210, for which the Fund received collateral, comprised of non-cash collateral valued at $9,028,318, and cash collateral of $59,867,237. Investments purchased with cash collateral are presented on the statement of net assets under the caption “Securities Lending Collateral.”

29

Notes to financial statements
Delaware Large Cap Value Fund

9. Credit and Market Risk

The Fund may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Fund’s Board has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Fund’s 15% limit on investments in illiquid securities. As of May 31, 2008, there were no Rule 144A securities and no securities have been determined to be illiquid under the Fund’s Liquidity Procedures.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

30

Other Fund information (unaudited)
Delaware Large Cap Value Fund

Board Consideration of Delaware Large Cap Value Fund Investment Advisory Agreement

At a meeting held on May 20-22, 2008 (the “Annual Meeting”), the Board of Trustees, including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the Delaware Large Cap Value Fund (the “Fund”). In making its decision, the Board considered information furnished at regular quarterly Board meetings, including reports detailing Fund performance, investment strategies and expenses, as well as information prepared specifically in connection with the renewal of the investment advisory contract. Information furnished specifically in connection with the renewal of the Investment Advisory Agreement with Delaware Management Company (“DMC”) included materials provided by DMC and its affiliates (“Delaware Investments”) concerning, among other things, the nature, extent and quality of services provided to the Fund, the costs of such services to the Fund, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, the Board separately received and reviewed in February 2008 independent historical and comparative reports prepared by Lipper Inc. (“Lipper”), an independent statistical compilation organization. The Lipper reports compared the Fund’s investment performance and expenses with those of other comparable mutual funds. The independent Trustees reviewed Lipper reports with Counsel to the Independent Trustees at the February 2008 Board meeting and discussed such reports further with counsel earlier in the Annual Meeting. The Board requested and received certain information regarding Management’s policy with respect to advisory fee levels and its philosophy with respect to breakpoints; the structure of portfolio manager compensation; the investment manager’s profitability; and any constraints or limitations on the availability of securities in certain investment styles which might inhibit DMC’s ability to invest fully in accordance with Fund policies.

In considering information relating to the approval of the Fund’s advisory agreement, the independent Trustees received assistance and advice from and met separately with independent counsel. Although the Trustees gave attention to all information furnished, the following discussion identifies under separate headings the primary factors taken into account by the Board in its contract renewal considerations.

Nature, Extent and Quality of Service. The Board considered the services provided by Delaware Investments to the Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board emphasized reports furnished to it throughout the year at regular Board meetings covering matters such as the relative performance of the Fund, compliance of portfolio managers with the investment policies, strategies and restrictions for the Fund, the compliance of management personnel with the Code of Ethics adopted throughout the Delaware Investments Family of Funds complex and the adherence to fair value pricing procedures as established by the Board. The Board was pleased with the current staffing of the Fund’s investment advisor and the emphasis placed on research in the investment process. Favorable consideration was given to DMC’s efforts to maintain expenditures and, in some instances, increase financial and human resources committed to fund matters. The Board also considered the transfer agent and shareholder services provided to Fund shareholders by Delaware Investments’ affiliate, Delaware Service Company, Inc. (“DSC”), noting DSC’s commitment to maintain a high level of service as well as Delaware Investments’ expenditures to improve the delivery of shareholder services. During 2007 Management commenced the outsourcing of certain investment accounting functions that are expected to improve further the quality and the cost of delivering investment accounting services to the Fund. The Board once again noted the benefits provided to Fund shareholders by being part of the Delaware Investments Family of Funds, including each shareholder’s ability to exchange an investment in one Delaware fund for the same class of shares in another Delaware fund without a sales charge, the ability to reinvest Fund dividends into additional shares of the Fund or into additional shares of other Delaware funds and the privilege to combine holdings in other Delaware funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

Investment Performance. The Board considered the overall investment performance of DMC and the Fund. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. Although the Board gave appropriate consideration to performance reports and discussions with portfolio managers at Board meetings throughout the year, the Board gave particular weight to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the “Performance Universe”). A fund with the best performance ranked first, and a fund with the poorest, ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25% - the second quartile; the next 25% - the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past one-, three-, five- and ten-year periods ended December 31, 2007. The Board’s objective is that the Fund’s performance for the periods considered be at or above the median of its Performance Universe. The Trustees complimented Management on navigating the Delaware Investments Family of Funds fixed income funds through the turbulent financial markets since 2007 without incurring a major difficulty. The following paragraph summarizes the performance results for the Fund and the Board’s view of such performance.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional large cap value funds as selected by Lipper. The Lipper report comparison showed that the Fund’s total return for the one-, five- and ten-year periods was in the fourth quartile of its Performance Universe. The report further showed that the Fund’s total return for the three-year period was in the third quartile. The Board noted that the Fund’s performance results were not in line with the Board’s objective. The Board considered discussions with the portfolio management team and its commitment to the investment process. Additionally, the Board recognized Management’s efforts to increase portfolio management oversight, noting particularly the hiring of a new head of the equity department in 2007. The Board was satisfied that Management was taking action to improve Fund performance and meet the Board’s performance objective.

Other Fund information (unaudited)
Delaware Large Cap Value Fund

Board Consideration of Delaware Large Cap Value Fund Investment Advisory Agreement (continued)

Comparative Expenses. The Board considered expense comparison data for the Delaware Investments Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Fund as of October 31, 2007 and the most recent fiscal year end for comparative funds as of August 31, 2007 or earlier. For any fund with a fiscal year end after August 31, 2007, such fund’s expense data were measured as of its fiscal year end for 2006. The Board focused on the comparative analysis of the effective management fees and total expense ratios of the Fund versus the effective management fees and expense ratios of a group of similar funds as selected by Lipper (the “Expense Group”). In reviewing comparative costs, the Fund’s contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into account any applicable breakpoints and fee waivers. The Fund’s total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and comparative total expenses including 12b-1 and non-12b-1 service fees. The Board also considered fees paid to Delaware Investments for non-management services. The Board noted its objective to limit the Fund’s total expense ratio to be competitive with that of the Expense Group. The following paragraph summarizes the expense results for the Fund and the Board’s view of such expenses.

The expense comparisons for the Fund showed that its actual management fee was in the quartile with the second lowest expenses of its Expense Group and its total expenses were in the quartile with the second highest expenses of its Expense Group. The Board gave favorable consideration to the Fund’s management fee, but noted that the Fund’s total expenses were not in line with the Board’s objective. In evaluating total expenses, the Board considered waivers in place through March 2009 and recent initiatives implemented by Management, such as the outsourcing of certain transfer agency and investment accounting services, creating an opportunity for a reduction in expenses. The Board was satisfied with Management’s efforts to improve the Fund’s total expense ratio and bring it in line with the Board’s objective.

Management Profitability. The Board considered the level of profits realized by Delaware Investments in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments’ business in providing management and other services to each of the individual funds and the Delaware Investments Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflected operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments’ efforts to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent industry-wide SEC initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds and the benefits from allocation of fund brokerage to improve trading efficiencies. The Board found that the management fees were reasonable in light of the services rendered and the level of profitability of Delaware Investments.

Economies of Scale. The Trustees considered whether economies of scale are realized by Delaware Investments as the Fund’s assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees reviewed the standardized advisory fee pricing and structure, approved by the Board and shareholders, which includes breakpoints. Breakpoints in the advisory fee occur when the advisory fee rate is reduced on assets in excess of specified levels. Breakpoints result in a lower advisory fee than would otherwise be the case on all assets when the asset levels specified are exceeded. The Board noted that the fee under the Fund’s management contract fell within the standard structure. The Board also noted that the Fund’s assets exceeded the second breakpoint level. The Board believed that, given the extent to which economies of scale might be realized by the advisor and its affiliates, the schedule of fees under the Investment Advisory Agreement provides a sharing of benefits with the Fund and its shareholders.

About the organization

This semiannual report is for the information of Delaware Large Cap Value Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Large Cap Value Fund and the Delaware Investments® Fund profile for the most recently completed calendar quarter. These documents are available at www.delawareinvestments.com. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the investment company. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the investment company will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees

Patrick P. Coyne
Chairman, President, and
Chief Executive Officer
Delaware Investments Family of Funds
Philadelphia, PA

Thomas L. Bennett
Private Investor
Rosemont, PA

John A. Fry
President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr
Founder and Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth
Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Ann R. Leven
Consultant
ARL Associates
New York, NY

Thomas F. Madison
President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans
Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher
Founder
Investor Analytics
Scottsdale, AZ

Affiliated officers

David F. Connor
Vice President, Deputy General Counsel, and
Secretary
Delaware Investments® Family of Funds
Philadelphia, PA

Daniel V. Geatens
Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

David P. O’Connor
Senior Vice President, General Counsel,
and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

Richard Salus
Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA

Contact information

Investment manager
Delaware Management Company, a series of
Delaware Management Business Trust
Philadelphia, PA

National distributor
Delaware Distributors, L.P.
Philadelphia, PA

Shareholder servicing, dividend disbursing,
and transfer agent
Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For shareholders
800 523-1918

For securities dealers and financial
institutions representatives only
800 362-7500

Web site
www.delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; and (ii) on the Commission’s Web site at www.sec.gov. In addition, a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities and the Fund’s Schedule of Investments are available without charge on the Fund’s Web site at www.delawareinvestments.com. The Fund’s Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund’s Web site at www.delawareinvestments.com; and (ii) on the Commission’s Web site at www.sec.gov.

Item 2. Code of Ethics

       Not applicable.

Item 3. Audit Committee Financial Expert

       Not applicable.

Item 4. Principal Accountant Fees and Services

       Not applicable.

Item 5. Audit Committee of Listed Registrants

       Not applicable.

Item 6. Investments

       (a) Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

       (b) Divestment of securities in accordance with Section 13(c) of the Investment Company Act of 1940.

       Not applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

       Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

       Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

       Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

       Not applicable.

Item 11. Controls and Procedures

       The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

       There were no significant changes in the registrant’s internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant’s second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits

(a) (1) Code of Ethics

              Not applicable.

(2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

(3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

              Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.

SIGNATURES

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant:

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	August 6, 2008

       Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

PATRICK P. COYNE
By:	Patrick P. Coyne
Title:	Chief Executive Officer
Date:	August 6, 2008

RICHARD SALUS
By:	Richard Salus
Title:	Chief Financial Officer
Date:	August 6, 2008